LONG-TERM DEBT AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT AND LEASE OBLIGATIONS
Summary of long-term debt
	December 31,
	2011	2010
Senior notes:
6 3/8%, due 2011	$0	$65
6 1/2%, due 2012	57	57
7 3/8%, due 2013	216	216
9 7/8%, due 2014	60	60
9 1/4%, due 2015	474	474
8%, due 2020	600	600
6 7/8%, due 2031	430	430
Senior secured notes:
9%, due 2015	1	714
6 1/4%, due 2018	900	0
10%, due 2018	714	714
8 7/8%, due 2019	925	925
Credit facility due 2016	80	0
Capital leases and mortgage notes	32	6
Unamortized note discounts	(129)	(197)
Total long-term debt	4,360	4,064
Less current portion	66	67
Long-term debt, net of current portion	$4,294	$3,997

Schedule of future long-term debt maturities and minimum operating lease payments
		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Long-term debt, including capital lease obligations	$4,489	$66	$226	$67	$476	$82	$3,572
Long-term non-cancelable operating leases	$416	$109	$99	$59	$40	$30	$79